Derivatives - Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Offsetting (Details) [Abstract]
Gross amounts of recognized, asset	[1]	$ 22,351	$ 26,807
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		22,351	26,807
Gross amounts not offset in the balance sheet, financial instruments, asset		(544)	(1,142)
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(24,704)	(43,943)
Net amount, asset		(2,897)	(18,278)
Gross amounts of recognized, liability	[1]	(18,667)	(36,486)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		(18,667)	(36,486)
Gross amounts not offset in the balance sheet, financial instruments, liability		544	1,142
Gross amounts not offset in the balance sheet, cash collateral received		5,221	25,389
Net amount, liability		$ (12,902)	$ (9,955)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.